Deferred income (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Deferred Income [Abstract]
Current	₨ 2,083,932	₨ 1,972,483
Non - Current	3,053,428	2,323,958
Total	₨ 5,137,360	₨ 4,296,441